17. PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, PLANT AND EQUIPMENT
17.	PROPERTY, PLANT AND EQUIPMENT
	2020			2019
	Historical cost	Accumulated depreciation	Net value	Historical cost	Accumulated depreciation	Net value
In service
Land	247	(23)	224	248	(19)	229
Reservoirs, dams and watercourses	3,300	(2,280)	1,020	3,280	(2,200)	1,080
Buildings, works and improvements	1,100	(836)	264	1,092	(818)	274
Machinery and equipment	2,647	(1,930)	717	2,598	(1,869)	729
Vehicles	21	(19)	2	20	(18)	2
Furniture and utensils	14	(11)	3	14	(11)	3
	7,329	(5,099)	2,230	7,252	(4,935)	2,317

In progress	177	—	177	133	—	133
Net property, plant and equipment	7,506	(5,099)	2,407	7,385	(4,935)	2,450

Changes in PP&E are as follows:

	2019	Additions	Disposals (3)	Depreciation	Transfers / capitalizations (2)	2020
In service
Land (1)	229	—	(1)	(4)	—	224
Reservoirs, dams and watercourses	1,080	—	—	(80)	20	1,020
Buildings, works and improvements	274	—	—	(18)	8	264
Machinery and equipment	729	20	(2)	(79)	49	717
Vehicles	2	—	—	—	—	2
Furniture and utensils	3	—	—	—	—	3
	2,317	20	(3)	(181)	77	2,230
In progress	133	112	11	—	(79)	177
Net property, plant and equipment	2,450	132	8	(181)	(2)	2,407

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Balances of R$2 were transferred to Intangible assets from PP&E.
(3)	Includes the impairment loss recognized for assets in progress.

	2018	Additions	Disposals	Depreciation	Transfers / capitalizations (2)	2019
In service
Land (1)	215	—	—	(3)	17	229
Reservoirs, dams and watercourses	1,150	—	(4)	(80)	14	1,080
Buildings, works and improvements	314	—	(5)	(19)	(16)	274
Machinery and equipment	854	—	(81)	(78)	34	729
Vehicles	5	—	—	(3)	—	2
Furniture and utensils	4	—	(1)	—	—	3
	2,542		(91)	(183)	49	2,317
In progress	120	70	(12)	—	(45)	133
Net property, plant and equipment	2,662	70	(103)	(183)	4	2,450

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.
(2)	Balances of R$4 were transferred between Intangible assets, concession contract assets and PP&E.

	2017	Additions	Disposals	Depreciation	Transfer to Held for sale	Adjustment for business combination	Transfers / capitalizations	2018
In service
Land (1)	211	—	—	(2)	—	—	6	215
Reservoirs, dams and watercourses	1,234	—	(2)	(82)	—	—	—	1,150
Buildings, works and improvements	331	—	—	(19)	—	—	2	314
Machinery and equipment	874	—	(9)	(70)	(256)	296	19	854
Vehicles	3	—		(2)	—	—	4	5
Furniture and utensils	3	—	—	—	—	—	1	4
	2,656	—	(11)	(175)	(256)	296	32	2,542
In progress	106	77	(22)				(41)	120
Net property, plant and equipment	2,762	77	(33)	(175)	(256)	296	(9)	2,662

(1)	Certain land sites linked to concession contracts and without provision for reimbursement are amortized in accordance with the period of the concession.

Depreciation rates, which take into consideration the expected useful life of the assets, are revised annually by Management and are as follows:

Generation	(%)	Administration	(%)
Reservoirs, dams and watercourses	2	Software	20
Buildings – Machine room	2	Vehicles	14.29
Buildings – Other	3.33	IT equipment in general	16.67
Generator	3.33	General equipment	6.25
Water turbine	2.5	Buildings – Other	3.33
Pressure tunnel	3.13
Command station, panel and cubicle	3.57
Floodgate	3.33

The average annual depreciation rate for the year 2020 is 3.14% (3.13% in 2019 and 3.72% in 2018). The segregation by activity is as follows:

Hydroelectric Generation	Wind Power Generation	Administration
2.96%	4.94%	6,19%

The Company has not identified any evidence of impairment of its Property, plant and equipment assets. The generation concession contracts provide that at the end of each concession the grantor must determine the amount to be indemnified to the Company for the residual value. Management believes that the amounts ultimately received will be higher than the historical residual value.

The residual value of the assets is the residual balance of the assets at the end of the concession contract which will be transferred to the grantor at the end of the concession contract and for which Cemig is entitled to receive in cash. For contracts under which Cemig does not have a right to receive such amounts or there is uncertainty related to collection of the amounts, such as in the case of thermal generation and hydroelectric generation as an independent power producer, no residual value is recognized, and the depreciation rates are adjusted so that all the assets are depreciated within the concession term.

Consortium

The Company is a partner in an energy generation consortium for the Queimado plant, for which no separate company with independent legal existence was formed to manage the object of the concession. The Company’s portion in the consortium is recorded and controlled individually in the respective categories of PP&E and Intangible assets.

	Stake in power output (%)	Average annual depreciation rate (%)	2020	2019
In service
Usina de Queimado	82.50	3.93	218	217
Accumulated depreciation			(117)	(109)
Total			101	108

In progress
Usina de Queimado	82.50	—	2	1
Total			2	1